ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	Dec. 31, 2012 JA Hebei	Dec. 31, 2012 JA BVI	Dec. 31, 2012 JA Fengxian	Dec. 31, 2012 JA USA	Dec. 31, 2012 JA Zhabei	Dec. 31, 2012 JA Yangzhou	Dec. 31, 2012 JA Hong Kong	Dec. 31, 2012 JA Lianyungang	Dec. 31, 2012 JA Yangzhou R&D	Dec. 31, 2012 JA Lux	Dec. 31, 2012 JA Yangzhou PV	Dec. 31, 2012 JA GmbH	Dec. 31, 2012 JA International	Dec. 31, 2012 JA Jinglong	Dec. 31, 2012 JA Wafer R&D	Dec. 31, 2012 JA Hefei Renewable Energy	Dec. 31, 2012 JA Hefei Technology	Dec. 31, 2012 JA Investment	Dec. 31, 2012 Silver Age	Dec. 31, 2012 Full Shine	Dec. 31, 2012 Solar Silicon Valley	Nov. 30, 2011 Solar Silicon Valley	Dec. 31, 2012 JA Japan	Dec. 31, 2012 JA Dunhuang	Nov. 30, 2011 Silver Age	Jul. 02, 2011 Silver Age	Nov. 30, 2011 Silver Age Full Shine and Solar Silicon Valley	Dec. 31, 2012 Silver Age Solar Silicon Valley	Jul. 02, 2011 Solar Silicon Valley Silver Age
Organizational and principal activities
Percentage of equity interest acquired																						100.00%			100.00%		100.00%
Percentage of Ownership	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%		100.00%	100.00%	100.00%	100.00%